Note 7 - Income Taxes	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Income Tax Disclosure [Text Block]
7
.   INCOME TAXES

Components of tax expense (benefit) are as follows:

	Year Ended March 31
	20 20	2019
Federal
Current	$(408,360)	$1,738,512
Deferred	(971,540)	(312,658)
	(1,379,900)	1,425,854
State
Current	3,468	312,429
Deferred	(212,560)	(14,262)
	(209,092)	298,167
Total	$(1,588,992)	$1,724,021

The U.S. federal statutory income tax rate is reconciled to the effective rate as follows:

	Year Ended March 31
	20 20	2019
Income tax expense (benefit) at U.S. federal statutory rate	(21.0%)	21.0%
Current year state and local income taxes net of federal income tax benefit	(2.4)	3.5
Other	0.2	0.8
Provision for (benefit from) income taxes	(23.2%)	25.3%

The Company’s tax returns
may
be subject to examination by the Internal Revenue Service for the fiscal years ended
March
31,
2017
through
March
31,
2019.
State and local returns
may
be subject to examination for fiscal years ended
March
31,
2016
through
March
31,
2019.

Deferred income taxes are provided for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s consolidated deferred tax assets (liabilities) are as follows:

	March 31
	20 20	2019
Deferred tax liabilities:
Depreciation	$(128,868)	$(954,569)
LIFO to average cost Section 481(a) adjustment	(602,220)	(903,330)
Total deferred tax liabilities	(731,088)	(1,857,899)
Deferred tax assets:
Inventory capitalization	85,137	106,856
Postretirement benefits other than pensions	24,127	50,798
Net operating loss carryforward - State	15,012	—
Restricted stock award compensation	200,949	120,510
Other	44,717	34,489
Total deferred tax assets	369,942	312,653
Net deferred tax asset (liability)	$(361,146)	$(1,545,246)